Annual Total Returns[BarChart] - Brandes International Equity Fund - I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.86%)	11.25%	26.54%	(4.97%)	(1.44%)	8.11%	15.14%	(9.53%)	14.46%	(1.84%)